Share Capital - Option Transaction (Details)		3 Months Ended
	Sep. 25, 2023 Equityinstruments $ / shares	Sep. 30, 2024 Equityinstruments $ / shares
Number of options
Balance at beginning of period (in shares) | Equityinstruments		9,070,000
Options granted (in shares) | Equityinstruments	1,000,000	1,063,394
Options modified (in shares) | Equityinstruments		1,000,000
Balance at end of period (in shares) | Equityinstruments		11,133,394
Weighted average exercise price
Balance at beginning of period (in USD per share) | $ / shares		$ 3.36
Options granted (in USD per share) | $ / shares	$ 2.96	1.15
Options modified (in USD per share) | $ / shares		1.36
Balance at end of period (in USD per share) | $ / shares		$ 2.81